Related Party Balances and Transactions (Details) - Schedule of digital asset payables consisted - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Related Party Balances and Transactions (Details) - Schedule of digital asset payables consisted [Line Items]
Total	$ 36,340,668	$ 6,200,109
Antalpha [Member]
Related Party Balances and Transactions (Details) - Schedule of digital asset payables consisted [Line Items]
Total	$ 36,340,668	$ 6,200,109